DEFERRED TAX ASSETS AND LIABILITIES (Details) ¥ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred Tax Assets And Liabilities
Deferred tax assets			¥ 488
Offset amount			(488)
Deferred tax assets after offsetting
Deferred tax liabilities before offsetting			5,764
Offset amount			(488)
Deferred tax liabilities after offsetting			¥ 5,276